Leases (Details 1) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Leases
2026	$ 750
2027	657
2028	515
2029	422
2030	424
Thereafter	1,270
Total	4,038
Less: imputed interest	(423)
Operating lease liability	$ 3,615	$ 4,136